OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Assets And Liabilities
OTHER ASSETS AND LIABILITIES	OTHER ASSETS AND LIABILITIES
Other assets consisted of the following items as of December 31:

	2020	2019

Other non-current assets
Customer acquisition costs (see Note 3)	128	101
Tax advances (non-income tax)	33	30
Other non-financial assets	18	32
Total other non-current assets	179	163

Other current assets
Advances to suppliers	91	111
Input value added tax	159	158
Prepaid taxes	43	45
Other assets	42	40
Total other current assets	335	354

Other liabilities consisted of the following items as of December 31:

	2020	2019

Other non-current liabilities
Long-term deferred revenue (see Note 3)	17	18
Other liabilities	11	15
Total other non-current liabilities	28	33

Other current liabilities
Taxes payable (non-income tax)	372	411
Short-term deferred revenue (see Note 3)	158	161
Customer advances (see Note 3)	58	64
Other payments to authorities	95	97
Due to employees	168	197
Other liabilities	32	82
Total other current liabilities	883	1,012